As filed with the Securities and Exchange Commission on October 30, 2006
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21462
Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)
David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)
913-981-1020
Registrant’s telephone number, including area code
Date of fiscal year end: November 30
Date of reporting period: August 31, 2006

Item 1. Schedule of Investments.
	August 31, 2006

	Shares	Value

Common Stock — 0.2%(1)
Natural Gas Gathering/Processing — 0.2%(1)
Crosstex Energy, Inc. (Cost $452,775)	11,206	$1,033,193

Master Limited Partnerships and Related Companies — 163.2%(1)
Crude/Refined Products Pipelines — 91.4%(1)
Buckeye Partners, L.P.	567,102	24,600,885
Enbridge Energy Partners, L.P.	904,000	43,825,920
Holly Energy Partners, L.P.	427,070	16,442,195
Kinder Morgan Management, LLC(3)	1,518,992	64,116,652
Magellan Midstream Partners, L.P.	2,190,213	80,709,349
Pacific Energy Partners, L.P.	981,700	34,300,598
Plains All American Pipeline, L.P.	1,335,115	61,415,290
Plains All American Pipeline, L.P.(2)	279,070	12,320,940
Sunoco Logistics Partners, L.P.	934,625	41,964,663
TEPPCO Partners, L.P.	822,320	30,779,438
Valero, L.P.	776,339	40,121,200

		450,597,130

Natural Gas/Natural Gas Liquid Pipelines — 15.0%(1)
Enterprise GP Holdings, L.P.	71,400	2,534,700
Enterprise Products Partners, L.P.	2,248,940	60,204,124
ONEOK Partners, L.P.	203,005	11,291,138

		74,029,962

Natural Gas Gathering/Processing — 41.4%(1)
Copano Energy, LLC	592,448	30,795,447
Crosstex Energy, L.P.	268,587	9,798,054
Crosstex Energy, L.P.(2)(6)	712,760	21,511,097
Energy Transfer Partners, L.P.	1,722,250	82,099,657
Hiland Partners, L.P.	36,548	1,662,934
MarkWest Energy Partners, L.P.	1,016,877	48,698,240
Williams Partners, L.P.	265,480	9,512,148

		204,077,577

Shipping — 4.3%(1)
K-Sea Transportation Partners, L.P.	571,300	18,852,900
Teekay LNG Partners, L.P.	67,200	2,036,160

		20,889,060

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	August 31, 2006

	Shares	Value

Propane Distribution — 11.1%(1)
Inergy, L.P.	1,916,784	$52,692,392
Inergy Holdings, L.P.	61,761	2,154,841

		54,847,233

Total Master Limited Partnerships and Related Companies (Cost $566,929,544)		804,440,962

Promissory Note — 1.1% (1)	Principal Amount
Shipping — 1.1%(1)
E.W. Transportation, LLC — Unregistered, 8.96%, Due 3/31/2009 (Cost $5,539,394)(2)(4)	$5,588,534	5,539,394

Short-Term Investments — 1.5% (1)	Shares
Investment Company — 1.5%(1)
First American Prime Obligations Money Market Fund — Class Z, 5.29%(5) (Cost $7,234,563)	7,234,563	7,234,563

Total Investments — 166.0% (1)
(Cost $580,156,276)		818,248,112
Auction Rate Senior Notes — (33.5%) (1)		(165,000,000)
Interest Rate Swap Contracts — 1.1%(1)
$345,000,000 notional — Unrealized Appreciation(6)		5,341,681
Liabilities in Excess of Cash and Other Assets — (19.4%) (1)		(95,723,963)
Preferred Shares at Redemption Value — (14.2%) (1)		(70,000,000)

Total Net Assets Applicable to Common Stockholders — 100.0% (1)		$492,865,830

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Fair valued securities represent a total market value of $39,371,431 which represents 8.0% of net assets. These securities are deemed to be restricted, See additional information in table below.
(3)	Security distributions are paid in kind. Related company of master limited partnership.
(4)	Security is a variable rate instrument. Interest rate is as of August 31, 2006.
(5)	Rate indicated is the 7-day effective yield.
(6)	Non-income producing.
Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors. The table below shows the number of units held or principal amount, the acquisition date, acquisition costs, value per unit of such securities and percent of net assets which the securities comprise.
Investment Security		Number of Units or Principal Amount	Acquisition Date	Acquisition Cost	Value Per Unit	Percent of Net Assets

Plains All American Pipeline, L.P.	Common Units	279,070	7/26/06	$12,000,000	$44.15	2.5%
Crosstex Energy, L.P.	Subordinated Units	712,760	6/29/06	20,000,046	30.18	4.4
E.W. Transportation, LLC	Promissory Note	$5,588,534	5/03/04	5,504,706	N/A	1.1

				$37,504,752		8.0%

The carrying value per unit of unrestricted common units of Plains All American Pipeline, L.P. was $45.40 on July 20, 2006, the date of the purchase agreement, and $46.32 at July 26, 2006, the date of acquisition and date an enforceable right to acquire the restricted Plains All American Pipeline, L.P. securities was obtained by the Company. As of May 16, 2006, the date of the purchase agreement, and as of June 29, 2006, the date of acquisition and date an enforceable right to acquire the restricted Crosstex Energy, L.P. subordinated units was obtained by the Company, there were no unrestricted subordinated units of the same series.
As of August 31, 2006, the aggregate cost of securities for Federal income tax purposes was $574,809,171. At August 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $243,438,941 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $0.
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Item 2. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.
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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	TORTOISE ENERGY INFRASTRUCTURE CORPORATION
By (Signature and Title)	/s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer
Date	October 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)	/s/ David J. Schulte
David J. Schulte, President and Chief Executive Officer
Date	October 30, 2006
By (Signature and Title)	/s/ Terry C. Matlack
Terry C. Matlack, Chief Financial Officer
Date	October 30, 2006
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